Share-Based Payments (Tables) - Equity Settled Performance Share Plan [Member]	12 Months Ended
Dec. 31, 2022
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Summary of cash payment is determined based on the value of the closing share price of the Company's ordinary shares upon vesting
The following represents the activity of the PSP awards during each period:

	2022	2021
Number of share awards
Outstanding at the beginning of the year	1,508,855	—
Granted during the year	4,106	1,508,855
Vested during the year	(134,474)	—
Forfeited during the year	(116,906)	—

Outstanding at the end of the year	1,261,581	1,508,855

Summary of fair value of the phantom share awards has been measured using a Monte Carlo simulation model
The inputs into the model are as follows:

	2022	2021
Expected volatility	34.8%	29.0%
Expected term	0.54 to 2.54 years	0.45 to 3.45 years
Risk free rate	4.0% - 4.3%	0.1% - 0.9%
Expected dividend yield	Nil	Nil